UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1548

Armstrong Associates, Inc.

(Exact name of registrant as specified in charter)

Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

 (Address of principal executive offices)

C. K. Lawson
Armstrong Associates, Inc.
750 N. St. Paul Street, Suite 1300
Dallas, Texas 75201

 (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

ARMSTRONG ASSOCIATES, INC.
UNAUDITED SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

Shares	Industry & Issue	Market Value	% of Assets

	AEROSPACE, INDUSTRIAL
	PRODUCTS AND MATERIALS

5,000	The Boeing Company	$270,750	2.1%
4,000	Caterpillar, Inc.	$205,320	1.6%
15,000	General Electric Company	$246,300	1.9%
10,000	Praxair, Inc.	$816,900	6.3%
3,000	SPX Corporation	$183,810	1.4%
8,000	United Technologies Corporation	$487,440	3.8%

	BUSINESS SERVICES AND PRODUCTS

10,000	Avery Dennison Corporation	$360,100	2.8%
15,750	Iron Mountain, Inc.	$419,895	3.2%
13,500	Staples, Inc.	$313,470	2.4%

	COMMUNICATIONS AND RELATED

12,000	Corning, Inc.	$183,720	1.4%

	COMPUTERS, SOFTWARE AND RELATED

10,000	Cisco Systems, Inc.	$235,400	1.8%
10,000	Dell, Inc.	$152,600	1.2%
12,000	Intel Corporation	$234,840	1.8%

	CONSUMER DISCRETIONARY

6,000	Best Buy Company	$225,120	1.7%
8,000	The Directv Group	$220,640	1.7%
6,000	GameStop Corporation	$158,820	1.2%
15,000	Pepsico, Inc.	$879,900	6.8%

	CONSUMER STAPLES

8,000	CVS Caremark Corporation	$285,920	2.2%
6,000	Kimberly Clark Corporation	$353,880	2.7%
7,051	Procter & Gamble Company	$408,394	3.2%
10,000	Wal-Mart Stores, Inc.	$490,900	3.8%

	ENERGY AND RELATED

11,000	Halliburton Company	$298,320	2.3%
4,000	Hess Corporation	$213,840	1.7%
20,000	Weatherford International, Inc.	$414,600	3.2%

	ENVIRONMENTAL SERVICES

4,500	Stericycle, Inc.	$217,980	1.7%
18,000	Waste Connection, Inc.	$519,480	4.0%
10,000	Waste Management, Inc.	$298,200	2.3%

	INTERNET RELATED

7,500	Yahoo, Inc.	$133,575	1.0%

	MEDICAL AND RELATED

10,000	Abbott Laboratories	$494,700	3.8%
2,500	Coviden Ltd.	$108,150	0.8%
20,000	Medtronics, Inc.	$736,000	5.7%

	TOTAL COMMON STOCKS	$10,568,964	81.7%
	(Cost $6,219,313)

	TEMPORARY CASH EQUIVALENT INVESTMENTS

850,000	U. S. Treasury Bills due 10/22/09	$849,917	6.6%
750,000	U. S. Treasury Bills due 11/27/09	$749,848	5.8%
700,000	U. S. Treasury Bills due 12/17/09	$699,915	5.4%

	TOTAL TEMPORARY CASH EQUIVALENT INVESTMENTS	$2,299,680	17.8%
	(Cost $2,299,681)

	TOTAL INVESTMENTS	$12,868,644	99.5%
	(Cost $8,518,994)

	OTHER ASSETS AND LIABLITIES -NET	$65,838	0.5%

	NET ASSETS	$12,934,482	100.0%

On September 30, 2009, the cost of investment securities for tax purposes was $8,518,994.  Net unrealized appreciation of investment securities for tax purposes was $4,349,651, consisting of unrealized gains of $4,803,301 on securities that had risen in value since their purchase and $453,650 in unrealized losses on securities that had fallen in value since their purchase.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

/s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ C. K. Lawson
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: October 22, 2009